CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Number of shares authorized	250,000,000	250,000,000
Common stock, shares authorized	200,000,000	200,000,000	16,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001